Loss Per Share (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Preferred A Shares CNY	Dec. 31, 2014 Preferred D Shares USD ($)	Dec. 31, 2014 Preferred D Shares CNY	Dec. 31, 2014 Parent Company USD ($)	Dec. 31, 2014 Parent Company CNY	Dec. 31, 2013 Parent Company CNY	Dec. 31, 2012 Parent Company CNY
Numerator:
Net loss	$ (72,181,581)	(447,857,851)	(79,632,079)	(107,189,923)				$ (72,181,581)	(447,857,851)	(79,632,079)	(107,189,923)
Deemed dividends upon redesignation/modification	(2,515,216)	(15,605,908)	(59,428,400)		(59,428,400)	(2,515,216)	(15,605,908)	(2,515,216)	(15,605,908)	(59,428,400)
Net loss attributable to ordinary shareholders	$ (74,696,797)	(463,463,759)	(139,060,479)	(107,189,923)				$ (74,696,797)	(463,463,759)	(139,060,479)	(107,189,923)
Denominator:
Weighted average number of ordinary shares outstanding - basic and diluted (in shares)	105,746,313	105,746,313	26,000,000	26,000,000
Basic and diluted net loss per share attributable to the Company's ordinary shareholders (in dollars per share)	$ (0.71)	(4.38)	(5.35)	(4.12)